UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

Deutsche State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 90.5%
Massachusetts 87.4%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,741,793
Series A, 4.0%, 4/1/2028	3,435,000	3,688,537
Series A, 4.0%, 3/1/2029	2,500,000	2,686,025
Series A, Prerefunded, 4.75%, 4/1/2029	3,900,000	4,411,875
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	1,337,548
AMT, 8.0%, 9/1/2035*	960,000	162,288
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	3,074,144
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,442,113
Series A, 5.0%, 11/1/2030	500,000	569,275
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,262,980
Series A, 5.0%, 11/1/2030	1,270,000	1,436,294
Braintree, MA, General Obligation, Municipal Purpose Loan:
Prerefunded, 5.0%, 5/15/2026	7,645,000	8,748,097
Prerefunded, 5.0%, 5/15/2027	2,295,000	2,626,146
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	275,000	291,940
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,655,866
Series A, 5.25%, 7/1/2034	1,700,000	1,887,833
Series B, 6.2%, 3/1/2016	360,000	368,942
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	12,467,986
Series C, ETM, 5.0%, 7/1/2015	190,000	190,025
Series C, ETM, 5.0%, 7/1/2016	75,000	78,492
Series B, 5.0%, 7/1/2035	3,970,000	4,483,877
Series A, 5.25%, 7/1/2021	2,000,000	2,407,400
Series C, ETM, 5.5%, 7/1/2017	165,000	180,637
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	3,000,000	3,011,250
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: NATL	2,600,000	2,725,190
Massachusetts, State Central Artery, Series B, 0.02% **, 12/1/2030, SPA: Bank of America NA	10,000,000	10,000,000
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,126,200
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond, Series 18, 5.0%, 2/1/2040	3,000,000	3,376,140
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,495,363
Massachusetts, State College Building Authority Project Revenue:
Series A, Prerefunded, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	2,733,017
Series A, 5.5%, 5/1/2039	5,730,000	6,468,425
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,192,360
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	15,969,456
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance:
Series A2, 0.05% **, 1/1/2037, SPA: Bank of Tokyo-Mitsubishi UFJ	7,100,000	7,100,000
Series B, 5.0%, 1/1/2035	4,500,000	5,053,770
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,708,075
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,499,030
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,089,690
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,625,460
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,123,470
Series R-1, 5.0%, 7/1/2031	3,000,000	3,367,170
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series V-1, 5.0%, 10/1/2029	3,400,000	3,841,184
Series X, 5.0%, 10/1/2048	1,500,000	1,644,150
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	558,100
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,659,780
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	327,629	1,956
Series A-2, 5.5%, 11/15/2046	65,870	55,936
Series A-1, 6.25%, 11/15/2026	1,235,770	1,202,392
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	544,760
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,814,650
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	500,000	553,400
Series L, 5.0%, 7/1/2041	2,000,000	2,200,940
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75%, 12/1/2042	1,000,000	1,170,690
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	3,936,835
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	9,188,058
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,798,515
5.0%, 9/1/2045	2,000,000	2,155,660
Massachusetts, State General Obligation:
Series A, 0.646% ***, 11/1/2018	5,000,000	5,003,600
Series A, 5.0%, 3/1/2034	5,000,000	5,580,400
Series A, 5.0%, 7/1/2036 (a)	10,000,000	11,456,700
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,664,533
Series A, 5.0%, 10/1/2037	9,860,000	10,615,177
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,447,358
Series E-1, 5.125%, 7/1/2038	1,500,000	1,587,330
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	768,816
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,520,000	1,737,071
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	6,201,635
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,476,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,319,011
5.375%, 7/1/2025	1,285,000	1,441,295
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,673,985
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,787,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, Prerefunded, 5.0%, 7/1/2038	1,965,000	2,131,730
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,464,340
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	11,212,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,703,655
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	11,196,300
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Prerefunded, 5.375%, 8/15/2038	3,000,000	3,396,870
Series M, 5.5%, 2/15/2027	1,705,000	2,124,959
Series M, 5.5%, 2/15/2028	3,000,000	3,755,910
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,690,365
Series B, 5.0%, 7/1/2034	1,350,000	1,521,329
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,400,530
Series B, 5.0%, 7/1/2040	8,500,000	9,456,250
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	4,014,320
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,017,900
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, Prerefunded, 5.0%, 8/15/2021, INS: AGMC	2,500,000	2,515,075
Series A, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,487,336
Series A, 5.0%, 8/15/2037, INS: AMBAC	5,000,000	5,362,850
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.0%, 1/15/2031	4,480,000	5,206,522
Series B, 5.25%, 10/15/2035	10,000,000	11,436,200
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program:
Series A, 5.0%, 6/1/2038	1,250,000	1,397,650
Series A, 5.0%, 6/1/2044	2,500,000	2,823,950
Massachusetts, State Water Pollution Abatement Trust:
Series 13, Prerefunded, 5.0%, 8/1/2025	5,000,000	5,438,400
Series 13, Prerefunded, 5.0%, 8/1/2026	5,000,000	5,438,400
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,760,040
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	115,481
Series 11, 5.0%, 8/1/2020	100,000	100,414
Massachusetts, State Water Resources Authority:
Series A-2, 0.06% **, 8/1/2037, SPA: TD Bank NA	300,000	300,000
Series A, 5.0%, 8/1/2036	2,500,000	2,810,725
Series B, 5.0%, 8/1/2036	3,500,000	3,924,725
Series A, 5.0%, 8/1/2039	5,115,000	5,737,444
Series B, 5.0%, 8/1/2039	7,500,000	8,412,675
Series C, 5.25%, 12/1/2015	420,000	427,783
Series C, ETM, 5.25%, 12/1/2015	665,000	679,058
Series A, 5.25%, 8/1/2026, INS: NATL	1,830,000	1,987,453
Series A, Prerefunded, 5.25%, 8/1/2026, INS: NATL	120,000	131,141
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,399,931
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015, INS: NATL	1,630,000	1,660,204
Series A, ETM, 6.5%, 7/15/2019	1,800,000	1,972,764
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,528,550
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,879,186
5.0%, 5/1/2030	1,595,000	1,802,829
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,335,337
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,713,100
University of Massachusetts, Building Authority Project Revenue:
Series 2009-1, 5.0%, 5/1/2034	3,280,000	3,646,278
Series 2009-1, Prerefunded, 5.0%, 5/1/2034	720,000	823,003
Series 1, 5.0%, 11/1/2036	6,035,000	6,921,360
University of Massachusetts, Building Authority Revenue, Series 2, Prerefunded, 5.0%, 11/1/2020, INS: AMBAC	9,380,000	9,531,956

		423,746,374
Guam 1.9%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,327,445
Series A, 5.75%, 12/1/2034	3,725,000	4,126,406
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	373,930
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	473,336

		9,301,117
Puerto Rico 1.0%
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015, INS: AGMC	2,500,000	2,500,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.0%, 8/1/2042	4,325,000	2,205,188

		4,705,188
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,095,570

Total Municipal Bonds and Notes (Cost $411,239,039)		438,848,249
Underlying Municipal Bonds of Inverse Floaters (b) 23.1%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (c)	10,000,000	12,438,400
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.84%, 1/1/2024, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (c)	5,000,000	5,826,850
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.11%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (c)	10,000,000	10,858,300
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023, INS: AGMC (c)	5,000,000	5,429,150
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 15.264%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (c)	20,000,000	21,684,000
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 18.14%, 8/1/2015, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (c)	10,000,000	10,885,042
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.743%, 10/1/2015, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (c)	12,615,000	15,805,665
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.686%, 8/1/2026, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (c)	15,000,000	17,017,950
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.39%, 2/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (c)	10,000,000	12,172,100
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.9%, 8/1/2018, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $100,311,163)		112,117,457

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $511,550,202) †	113.6	550,965,706
Floating Rate Notes (b)	(13.0)	(62,860,000)
Other Assets and Liabilities, Net	(0.6)	(3,049,811)

Net Assets	100.0	485,055,895

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	162,288

*	Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2015.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

†
The cost for federal income tax purposes was $448,531,768.  At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $39,573,938.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,982,666 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,408,728.

(a)	When-issued security.
(b)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(c)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$550,965,706	$—	$550,965,706

Total	$—	$550,965,706	$—	$550,965,706

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Massachusetts Tax-Free Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015